UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

FORM N-Q

JULY 31, 2012

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 109.9%
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 2.0%
Hyundai Mobis	1,540	$407,942

Automobiles - 1.3%
Hyundai Motor Co.	1,249	261,814

Hotels, Restaurants & Leisure - 1.5%
Wynn Macau Ltd.	146,400	312,257

Media - 0.7%
Naspers Ltd.	2,727	148,253

Multiline Retail - 3.6%
Lotte Shopping Co., Ltd.	1,028	263,677
S.A.C.I. Falabella	48,724	474,372

Total Multiline Retail		738,049

Specialty Retail - 2.0%
Foschini Ltd.	23,069	397,234

Textiles, Apparel & Luxury Goods - 0.2%
Delta Dunia Makmur Tbk PT	1,048,600	30,466	*

TOTAL CONSUMER DISCRETIONARY		2,296,015

CONSUMER STAPLES - 8.4%
Beverages - 2.8%
Coca-Cola Femsa SA de CV, ADR	2,979	331,235
Fomento Economico Mexicano SA de CV, ADR	2,648	226,192

Total Beverages		557,427

Food & Staples Retailing - 0.5%
Almacenes Exito S.A., GDR	5,687	98,044	(a)(b)

Food Products - 3.0%
Charoen Pokphand Foods Public Co., Ltd.	182,600	192,928	(b)
Tingyi (Cayman Islands) Holding Corp.	172,000	424,971

Total Food Products		617,899

Personal Products - 1.5%
Natura Cosmeticos SA	11,400	299,075

Tobacco - 0.6%
British American Tobacco PLC	2,211	117,227

TOTAL CONSUMER STAPLES		1,689,672

ENERGY - 13.7%
Oil, Gas & Consumable Fuels - 13.7%
Cairn India Ltd.	41,377	249,237	*
China Shenhua Energy Co., Ltd., Class H Shares	105,000	391,988
CNOOC Ltd.	290,000	587,128
Ecopetrol SA, ADR	4,105	234,929
Pacific Rubiales Energy Corp.	13,454	304,404
PTT Public Co., Ltd.	21,200	219,612	(b)
Rosneft Oil Co., GDR	52,680	317,134
Sasol Ltd.	8,525	354,915
Tullow Oil PLC	5,629	113,848

TOTAL ENERGY		2,773,195

EXCHANGE-TRADED FUNDS - 4.3%
iShares Trust - iShares MSCI Emerging Markets Index Fund	22,200	868,464

FINANCIALS - 20.3%
Commercial Banks - 20.3%
ABSA Group Ltd.	23,645	385,438
Agricultural Bank of China, Class H Shares	512,000	208,637
Axis Bank Ltd.	7,957	149,368
Banco do Brasil SA	28,500	303,191

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Commercial Banks (continued)
China Construction Bank, Class H Shares	1,119,870	$755,274
ICICI Bank Ltd.	14,604	252,337
Industrial & Commercial Bank of China Ltd., Class H Shares	1,182,975	678,845
Nomos-Bank, GDR	25,409	297,285	*
PT Bank Mandiri	126,500	110,930
PT Bank Rakyat Indonesia	145,500	107,607
Punjab National Bank	6,685	87,326
Sberbank of Russia, ADR	35,190	391,665
Shinhan Financial Group Co., Ltd.	11,755	376,368

TOTAL FINANCIALS		4,104,271

HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 1.0%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	192,000	214,167

Pharmaceuticals - 1.2%
Genomma Lab Internacional SA, Class B Shares	117,500	237,412	*

TOTAL HEALTH CARE		451,579

INDUSTRIALS - 7.1%
Airlines - 1.7%
AirAsia Berhad	287,200	343,227

Construction & Engineering - 1.8%
Aveng Ltd.	50,612	220,170
Empresas ICA SA de CV	63,400	106,314	*
GS Engineering & Construction Corp.	554	34,055

Total Construction & Engineering		360,539

Machinery - 3.0%
Tata Motors Ltd., ADR	16,429	331,866
Weg SA	31,000	280,017

Total Machinery		611,883

Transportation Infrastructure - 0.6%
Grupo Aeroportuario del Sureste SA de CV, ADR	1,144	101,942
Grupo Aeroportuario del Sureste SA de CV, Series B Shares	2,000	17,895

Total Transportation Infrastructure		119,837

TOTAL INDUSTRIALS		1,435,486

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.0%
AAC Technologies Holdings Inc.	72,000	210,298

Electronic Equipment, Instruments & Components - 1.9%
Delta Electronics Inc.	112,000	379,028

Internet Software & Services - 3.6%
Baidu.com Inc., ADR	2,392	288,284	*
Tencent Holdings Ltd.	14,600	436,417

Total Internet Software & Services		724,701

Semiconductors & Semiconductor Equipment - 9.8%
Hynix Semiconductor Inc.	16,740	321,289	*
Samsung Electronics Co., Ltd.	1,097	1,270,070
Siliconware Precision Industries Co.	359,000	399,787

Total Semiconductors & Semiconductor Equipment		1,991,146

TOTAL INFORMATION TECHNOLOGY		3,305,173

MATERIALS - 14.1%
Chemicals - 2.3%
Mexichem SA de CV	99,564	470,923

Metals & Mining - 11.8%
African Minerals Ltd.	42,158	193,500	*
AngloGold Ashanti Ltd.	3,367	115,101

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Metals & Mining (continued)
Eurasian Natural Resources Corp.	32,299	$199,015
Gold Fields Ltd., ADR	8,892	114,707
Hindalco Industries Ltd.	162,620	351,761
Polymetal International PLC	26,152	357,336
POSCO	1,357	437,481
Severstal, GDR	27,077	303,263
Sterlite Industries India Ltd.	100,788	194,816
Sterlite Industries India Ltd., ADR	16,390	125,875

Total Metals & Mining		2,392,855

TOTAL MATERIALS		2,863,778

TELECOMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.2%
PT XL Axiata Tbk	676,000	439,239

Wireless Telecommunication Services - 8.1%
Axiata Group Berhad	71,200	133,322
China Mobile (Hong Kong) Ltd.	22,500	264,179
Empresa Nacional de Telecomunicaciones S.A.	20,192	397,060
MTN Group Ltd.	30,932	556,851
Tim Participacoes SA, ADR	14,201	300,351

Total Wireless Telecommunication Services		1,651,763

TOTAL TELECOMMUNICATION SERVICES		2,091,002

UTILITIES - 1.9%
Electric Utilities - 0.9%
Transmissora Alianca de Energia Eletrica SA	5,500	190,562

Independent Power Producers & Energy Traders - 1.0%
Tractebel Energia SA	11,200	199,766

TOTAL UTILITIES		390,328

TOTAL COMMON STOCKS (Cost - $21,523,259)		22,268,963

PREFERRED STOCKS - 3.8%
FINANCIALS - 3.3%
Commercial Banks - 3.3%
Itau Unibanco Banco Multiple SA, ADR	41,752	660,099

MATERIALS - 0.5%
Metals & Mining - 0.5%
Vale SA, ADR	5,937	105,263

TOTAL PREFERRED STOCKS (Cost - $507,240)		765,362

TOTAL INVESTMENTS - 113.7% (Cost - $22,030,499#)		23,034,325

Liabilities in Excess of Other Assets - (13.7)%		(2,778,660)

TOTAL NET ASSETS - 100.0%		$20,255,665

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

Summary of Investments by Country **

South Korea	14.6%
China	10.7
Brazil	10.1
South Africa	10.0
India	7.6
Mexico	6.5
Cayman Islands	6.3
Russia	5.7
Chile	3.8
United States	3.8
Hong Kong	3.7
Taiwan	3.4
Indonesia	3.0
Malaysia	2.1
United Kingdom	1.9
Thailand	1.8
Jersey	1.5
Colombia	1.4
Canada	1.3
Bermuda	0.8

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July, 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Esemplia Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$1,398,700	$290,972	—	$1,689,672
Energy	2,553,583	219,612	—	2,773,195
Other common stocks	17,806,096	—	—	17,806,096
Preferred stock	765,362	—	—	765,362

Total investments	$22,523,741	$510,584	—	$23,034,325

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2012, securities valued at $8,692,213 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to schedule of investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,926,989
Gross unrealized depreciation	(1,923,163)

Net unrealized appreciation	$1,003,826

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 26, 2012